Property, plant and equipment - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Quantitative information about right-of-use assets
Additions to the right-of-use assets	$ 169
Property, plant and equipment
Quantitative information about right-of-use assets
Right-of-use assets	315
Depreciation, right-of-use assets	76
Right-of-use assets
Quantitative information about right-of-use assets
Right-of-use assets			$ 29
Land and buildings
Quantitative information about right-of-use assets
Right-of-use assets	178
Depreciation, right-of-use assets	41
Plant and machinery
Quantitative information about right-of-use assets
Right-of-use assets	71
Depreciation, right-of-use assets	21
Office equipment, vehicles, and other
Quantitative information about right-of-use assets
Right-of-use assets	66
Depreciation, right-of-use assets	14
Food and Specialty Discontinued Operation
Quantitative information about right-of-use assets
Derecognition of right-of-use assets	$ 74
IFRS 16
Quantitative information about right-of-use assets
Right-of-use assets		$ 290